Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Event [Line Items]
Contributions	$ 59,558,339	$ 145,127,451
Redemptions	(42,192,195)	(8,915,164)
Millburn Multi-Markets Fund L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	3,770,020
Redemptions	39,019,292
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Event [Line Items]
Contributions	115,958,983	159,795,554
Redemptions	(154,622,490)	(29,408,151)
Millburn Multi-Markets Trading L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	4,402,429
Redemptions	$ 43,013,236